John Hancock Disciplined Value Fund Expense Example, No Redemption - Class A C I R2 R4 R5 R6 [Member] - John Hancock Disciplined Value Fund - Class C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	927
Expense Example, No Redemption, 10 Years	$ 1,820